Reinsurance	12 Months Ended
Dec. 31, 2019
Reinsurance Disclosures [Abstract]
Reinsurance
Reinsurance
(a) Reinsurance Recoverable on Paid and Unpaid Losses
The Company uses retrocessional agreements to reduce its exposure to risk of loss on reinsurance assumed. These agreements provide for recovery from retrocessionaires of a portion of losses and loss expenses. The Company remains liable to its cedants to the extent that the retrocessionaires do not meet their obligations under these agreements, and therefore the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk on an ongoing basis. The Company actively manages its reinsurance exposures by generally selecting retrocessionaires having a credit rating of A- or higher. In certain cases where an otherwise suitable retrocessionaire has a credit rating lower than A-, the Company generally requires the posting of collateral, including escrow funds and letters of credit, as a condition to its entering into a retrocession agreement. The Company regularly reviews its reinsurance recoverable balances to estimate an allowance for uncollectible amounts based on quantitative and qualitative factors. There was no allowance for uncollectible reinsurance recoverable at December 31, 2019 and 2018 deemed necessary based on the quantitative and qualitative analysis as collectability was determined to be reasonably assured and given that any recoverables related to reinsurers with ratings below A- or unrated are collateralized.
(b) Ceded Reinsurance
Net premiums written, net premiums earned and losses and loss expenses are reported net of reinsurance in the Company’s Consolidated Statements of Operations. Assumed, ceded and net amounts for the years ended December 31, 2019, 2018 and 2017 were as follows (in thousands of U.S. dollars):

	Premiums Written	Premiums Earned	Losses and Loss Expenses
2019
Non-life (1)	$5,792,542	$5,433,357	$3,879,242
Life and Health	1,492,778	1,489,721	1,277,684
Assumed	$7,285,320	$6,923,078	$5,156,926

Non-life (1)	$353,735	$375,301	$219,102
Life and Health	22,527	22,559	14,668
Ceded	$376,262	$397,860	$233,770

Non-life (1)	$5,438,807	$5,058,056	$3,660,140
Life and Health	1,470,251	1,467,162	1,263,016
Net	$6,909,058	$6,525,218	$4,923,156

	Premiums Written	Premiums Earned	Losses and Loss Expenses
2018
Non-life	$5,064,780	$4,751,958	$3,566,201
Life and Health	1,235,149	1,235,973	1,035,363
Assumed	$6,299,929	$5,987,931	$4,601,564

Non-life	$472,498	$450,096	$397,554
Life and Health	24,067	24,025	10,755
Ceded	$496,565	$474,121	$408,309

Non-life	$4,592,282	$4,301,862	$3,168,647
Life and Health	1,211,082	1,211,948	1,024,608
Net	$5,803,364	$5,513,810	$4,193,255

	Premiums Written	Premiums Earned	Losses and Loss Expenses
2017
Non-life	$4,604,938	$4,483,662	$3,644,844
Life and Health	982,956	987,884	813,446
Assumed	$5,587,894	$5,471,546	$4,458,290

Non-life	$450,129	$428,471	$639,277
Life and Health	17,839	18,094	(21,969)
Ceded	$467,968	$446,565	$617,308

Non-life	$4,154,809	$4,055,191	$3,005,567
Life and Health	965,117	969,790	835,415
Net	$5,119,926	$5,024,981	$3,840,982

(1)	Non-life Losses and loss expenses include amounts allocated to Corporate and Other as disclosed in Note 18.